Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accounts receivable
The following is a table summarizing our accounts receivable as of December 31, 2018 and 2017:

	At December 31,
In thousands of U.S. dollars	2018	2017
Scorpio MR Pool Limited	$33,288	$27,720
Scorpio LR2 Pool Limited	24,563	7,026
Scorpio Handymax Tanker Pool Limited	4,559	6,037
Scorpio LR1 Pool Limited	3,705	3,002
Scorpio Aframax Pool Limited	63	1,095
Scorpio Commercial Management S.A.M.	2,511	—
Receivables from the related parties	68,689	44,880

Insurance receivables	204	870
Freight and time charter receivables	22	2,399
Receivables from Navig8 Group Pools	17	14,625
Other receivables	786	2,684
	$69,718	$65,458